OIL AND NATURAL GAS PROPERTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Extractive Industries [Abstract]
OIL AND NATURAL GAS PROPERTIES

4.	OIL & NATURAL GAS PROPERTIES

The following table presents the capitalized costs for oil and natural gas properties of the Company:

Schedule of Oil and Natural Gas Properties

	March 31, 2026	December 31, 2025
Evaluated costs subject to amortization	$-	$-
Unevaluated costs	-	5,373,207
Total capitalized costs	-	5,373,207
Less accumulated depreciation, depletion and amortization	-	-
Less accumulated impairment	-	(5,373,207)

Total oil and natural gas properties	$-	$-

Impairment expense of $5,373,207 for the year ended December 31, 2025, was recorded from participation in drilling and development of a well on the Panther acreage in Louisiana determined to be a dry hole and management’s review of other Louisiana properties for impairment as of December 31, 2025.

Impairment expense of $56,186,313 for the year ended December 31, 2024, arose from the October 8, 2024, notice from University Lands that the Company’s Orogrande mineral interest agreement would not be renewed at its December 31, 2024, scheduled expiration.

The Company periodically adjusts for the separation of evaluated versus unevaluated costs within its full cost pool to recognize the value impairment related to the expiration of, or changes in market value, of unevaluated leases. The impact of reclassifications as they become necessary is to increase the basis for calculation of future period’s depletion, depreciation and amortization which effectively recognizes the impairment on the condensed consolidated statement of operations over future periods. Reclassified costs also become evaluated costs for purposes of ceiling tests, and which may cause recognition of increased impairment expense in future periods.

The Company had no proved reserve value associated with our properties as of March 31, 2026.

Due to the volatility of commodity prices, should oil and natural gas prices decline in the future, it is possible that a write-down could occur. Proved reserves are estimated quantities of crude oil, natural gas, and NGLs, which geological and engineering data demonstrate with reasonable certainty to be recoverable from known reservoirs under existing economic and operating conditions. The independent engineering estimates include only those amounts considered to be proved reserves and do not include additional amounts which may result from new discoveries in the future, or from application of secondary and tertiary recovery processes where facilities are not in place or for which transportation or marketing contracts are not in place. Estimated reserves to be developed through secondary or tertiary recovery processes are classified as unevaluated properties.

Current Projects

The Company is an energy company engaged in the acquisition, exploration, exploitation and/or development of oil and natural gas properties in the United States. The Company is primarily focused on the acquisition of early-stage projects, the development and delineation of these projects, and then the monetization of those assets once these activities are completed.

As of March 31, 2026, the Company had interests in three oil and natural gas projects: the Hazel Project in Sterling, Tom Green, and Irion Counties, Texas, two wells in Central Oklahoma, and the Wildcat properties that hold mineral leases in Louisiana.

During the fourth quarter of 2025 Magnetar began development on the initial test well on the Valentine mineral acreage in Louisiana held by our subsidiary Wildcat–Valentine LLC. The Company declined to exercise its option to participate in the drilling project. Magnetar has granted the Company a nominal net 0.8% working interest in the initial test well being developed.

The Louisiana unevaluated mineral leases were fully impaired as of December 31, 2025.

Hazel Project in the Midland Basin in West Texas

Effective April 4, 2016, TEI acquired from McCabe Petroleum Corporation (“MPC”) which is owned by the Company’s Chairman and CEO, Gregory McCabe, a 66.66% working interest in approximately 12,000 acres in the Midland Basin. A back-in after payout of a 25% working interest was retained by MPC and another unrelated working interest owner.

In October 2016, the holders of all of Torchlight’s then-outstanding shares of Series C Preferred Stock (which were issued in July 2016) elected to convert into a total 33.33% working interest in our Hazel Project, reducing TEI’s ownership from 66.66% to a 33.33% working interest.

Acquisition of Additional Interests in Hazel Project

On January 30, 2017, Torchlight entered into and closed an Agreement and Plan of Reorganization and a Plan of Merger with an entity which was wholly owned by Mr. McCabe, which resulted in the acquisition of approximately 40.66% working interest in the 12,000 gross acres, 9,600 net acres, in the Hazel Project.

Also on January 30, 2017, Torchlight entered into and closed a Purchase and Sale Agreement with Wolfbone. Under the agreement, Torchlight acquired certain of Wolfbone’s Hazel Project assets, including its interest in the Flying B Ranch #1 well and the 40-acre unit surrounding the well.

Upon the closing of the transactions, the Torchlight working interest in the Hazel Project increased by 40.66% to a total ownership of 74%.

Effective June 1, 2017, Torchlight acquired an additional 6% working interest from unrelated working interest owners increasing its working interest in the Hazel project to 80%, and an overall net revenue interest of 75%.

Seven test wells have been drilled on the Hazel Project to capture and document the scientific base in support of demonstrating the production potential of the property.

Option Agreement with Masterson Hazel Partners, LP

On August 13, 2020, the Company’s subsidiaries TEI and Torchlight Hazel (collectively, “Torchlight Subs”) entered into an option agreement (the “Option Agreement”) with Masterson Hazel Partners, LP (“MHP”) and MPC. Under the agreement, MHP was obligated to drill and complete, or cause to be drilled and completed, at its sole cost and expense, a new lateral well (the “Well”) on the Hazel Project, sufficient to satisfy Torchlight Subs’s continuous development obligations on the southern half of the prospect no later than September 30, 2020. MHP has satisfied this drilling obligation. MHP paid to Torchlight Subs $1,000 as an option fee at the time of execution of the Option Agreement. MHP is entitled to receive, as its sole recourse for the recoupment of drilling costs, the revenue from production of the Well attributable to Torchlight Subs’s interest until such time as it has recovered its reasonable costs and expenses for drilling, completing, and operating the well.

In exchange for MHP satisfying the above drilling obligations, Torchlight Subs granted to MHP the exclusive right and option to perform operations, at MHP’s sole cost and expense, on the Hazel Project sufficient to satisfy Torchlight Subs’s continuous development obligations on the northern half of the prospect. MHP declined to exercise its option to purchase the entire Hazel Project.

Full impairment of the historical cost incurred in prior periods for the Hazel Project has been previously recognized.

Hunton Play, Central Oklahoma

As of March 31, 2026, the Company was producing from one well in the Viking Area of Mutual Interest and one well in Prairie Grove.

Full impairment of the historical cost incurred in prior periods for the Oklahoma properties has been previously recognized.

The McCabe Contribution Agreement

On July 25, 2023, the Company entered into a Contribution Agreement among the Company, Mr. McCabe, and MPC, an entity exclusively owned and operated by Mr. McCabe (the “McCabe Contribution Agreement”). MPC has committed to contribute up to one hundred percent (100%) of the interest currently held by MPC in the drilling project located on over 1,150 acres in Vermillion Parish, Louisiana (the “Bronco Prospect”).

In July 2024 the Company agreed to participate in the cost of seismic data for the Bronco project to preserve its option to receive an assignment from MPC on the acreage with the intention of developing it at some time in the future, and with the understanding that discussions were ongoing between MPC and unrelated parties for them to potentially acquire the Bronco. In the event the Bronco was sold to an unrelated party, the Company would receive all cash and/or working interest equity retained in the sale. McCabe would only retain his overriding royalty interest as previously disclosed and will not receive any additional compensation.

The Company has paid $474,103 toward the seismic data collection and other costs related to maintain the Bronco leases through December 31, 2025, which it recorded as a prepayment toward either a future assignment of the Bronco, or as having an interest in the proceeds of a sale of the Bronco by Mr. McCabe to an unrelated party. These costs have been reclassified as of December 31, 2025, as “Other assets – related party”.

4.	OIL AND NATURAL GAS PROPERTIES

The following table presents the capitalized costs for oil and natural gas properties of the Company:

Schedule of Oil and Natural Gas Properties

	December 31, 2025	December 31, 2024

Evaluated costs subject to amortization	$-	$-
Unevaluated costs	5,373,207	569,551
Total capitalized costs	5,373,207	569,551
Less accumulated depreciation, depletion and amortization	-	-
Less accumulated impairment	(5,373,207)	-

Total oil and natural gas properties	$-	$569,551

The Company periodically adjusts for the separation of evaluated versus unevaluated costs within its full cost pool to recognize the value impairment related to the expiration of, or changes in market value, of unevaluated leases. The impact of reclassifications as they become necessary is to increase the basis for calculation of future period’s depletion, depreciation and amortization which effectively recognizes the impairment on the consolidated statement of operations over future periods. Reclassified costs also become evaluated costs for purposes of ceiling tests, and which may cause recognition of increased impairment expense in future periods. There were no remaining cumulative unevaluated costs which had been reclassified within the Company’s full cost pool totals as of December 31, 2025, or December 31, 2024, since the Company had no proved reserve value associated with our properties.

Due to the volatility of commodity prices, should oil and natural gas prices decline in the future, it is possible that a write-down could occur. Proved reserves are estimated quantities of crude oil, natural gas, and NGLs, which geological and engineering data demonstrate with reasonable certainty to be recoverable from known reservoirs under existing economic and operating conditions. The independent engineering estimates include only those amounts considered to be proved reserves and do not include additional amounts which may result from new discoveries in the future, or from application of secondary and tertiary recovery processes where facilities are not in place or for which transportation or marketing contracts are not in place. Estimated reserves to be developed through secondary or tertiary recovery processes are classified as unevaluated properties.

Current Projects

The Company is an energy company engaged in the acquisition, exploration, exploitation and/or development of oil and natural gas properties in the United States. The Company is primarily focused on the acquisition of early-stage projects, the development and delineation of these projects, and then the monetization of those assets once these activities are completed.

As of December 31, 2025, the Company had interests in three oil and natural gas projects: the Hazel Project in Sterling, Tom Green, and Irion Counties, Texas (seven wells), two wells in Central Oklahoma and unevaluated mineral leases in Louisiana.

During the fourth quarter of 2025 Magnetar began development on the initial test well on the Valentine mineral acreage in Louisiana held by our subsidiary Wildcat–Valentine LLC which included a $600,000 spud fee to the Company. The Company declined to exercise its option to participate in the drilling project. Magnetar has granted the Company a nominal net 0.8% working interest in the initial test well being developed.

The net amount of the spud fee ($360,000 after payment to project consultants) has been recorded as other income in the accompanying financial statements since the Company has no continuing interest or capitalized costs in the Valentine mineral leases.

The Louisiana unevaluated mineral leases were fully impaired as of December 31, 2025.

Hazel Project in the Midland Basin in West Texas

Effective April 4, 2016, TEI acquired from MPC a 66.66% working interest in approximately 12,000 acres in the Midland Basin. A back-in after payout of a 25% working interest was retained by MPC and another unrelated working interest owner.

In October 2016, the holders of all of Torchlight’s then-outstanding shares of Series C Preferred Stock (which were issued in July 2016) elected to convert into a total 33.33% working interest in our Hazel Project, reducing TEI’s ownership from 66.66% to a 33.33% working interest.

Acquisition of Additional Interests in Hazel Project

On January 30, 2017, Torchlight entered into and closed an Agreement and Plan of Reorganization and a Plan of Merger with an entity which was wholly owned by Mr. McCabe, which resulted in the acquisition of approximately 40.66% working interest in the 12,000 gross acres, 9,600 net acres, in the Hazel Project.

Also on January 30, 2017, Torchlight entered into and closed a Purchase and Sale Agreement with Wolfbone. Under the agreement, Torchlight acquired certain of Wolfbone’s Hazel Project assets, including its interest in the Flying B Ranch #1 well and the 40-acre unit surrounding the well.

Upon the closing of the transactions, the Torchlight working interest in the Hazel Project increased by 40.66% to a total ownership of 74%.

Effective June 1, 2017, Torchlight acquired an additional 6% working interest from unrelated working interest owners increasing its working interest in the Hazel project to 80%, and an overall net revenue interest of 75%.

Seven test wells have been drilled on the Hazel Project to capture and document the scientific base in support of demonstrating the production potential of the property. Two of the wells were plugged and abandoned in the fourth quarter of 2025 at a gross cost of $106,284 which was partially offset by $30,995 of accreted cost from the Asset Retirement Obligation.

Option Agreement with Masterson Hazel Partners, LP

On August 13, 2020, the Company’s subsidiaries TEI and Torchlight Hazel (collectively, “Torchlight Subs”) entered into an option agreement (the “Option Agreement”) with Masterson Hazel Partners, LP (“MHP”) and MPC. Under the agreement, MHP was obligated to drill and complete, or cause to be drilled and completed, at its sole cost and expense, a new lateral well (the “Well”) on the Hazel Project, sufficient to satisfy Torchlight Subs’s continuous development obligations on the southern half of the prospect no later than September 30, 2020. MHP has satisfied this drilling obligation. MHP paid Torchlight Subs $1,000 as an option fee at the time of execution of the Option Agreement. MHP is entitled to receive, as its sole recourse for the recoupment of drilling costs, the revenue from production of the Well attributable to the Torchlight Subsidiary’s interest until such time as it has recovered its reasonable costs and expenses for drilling, completing, and operating the well.

In exchange for MHP satisfying the above drilling obligations, Torchlight Subs granted to MHP the exclusive right and option to perform operations, at MHP’s sole cost and expense, on the Hazel Project sufficient to satisfy Torchlight Subsidiary’s continuous development obligations on the northern half of the prospect. MHP declined to exercise its option to purchase the entire Hazel Project.

Full impairment of the historical cost incurred in prior periods for the Hazel Project has been previously recognized.

Hunton Play, Central Oklahoma

As of December 31, 2025, the Company was producing from one well in the Viking Area of Mutual Interest and one well in Prairie Grove.

Full impairment of the historical cost incurred in prior periods for the Oklahoma properties has been previously recognized.

The McCabe Contribution Agreement

On July 25, 2023, the Company entered into a Contribution Agreement among the Company, Mr. McCabe, and MPC, an entity exclusively owned and operated by Mr. McCabe (the “McCabe Contribution Agreement”). MPC has committed to contribute up to one hundred percent (100%) of the interest currently held by MPC in the drilling project located on over 1,150 acres in Vermillion Parish, Louisiana (the “Bronco Prospect”).

In July 2024 the Company agreed to participate in the cost of seismic data for the Bronco project to preserve its option to receive an assignment from MPC on the acreage with the intention of developing it at some time in the future, and with the understanding that discussions were ongoing between MPC and unrelated parties for them to potentially acquire the Bronco. In the event the Bronco was sold to an unrelated party, the Company would receive all cash and/or working interest equity retained in the sale. McCabe would only retain his overriding royalty interest as previously disclosed and will not receive any additional compensation.

The Company has paid $474,103 toward the seismic data collection and other costs related to maintain the Bronco leases through December 31, 2025 which it recorded as a prepayment toward either a future assignment of the Bronco, or as having an interest in the proceeds of a sale of the Bronco by Mr. McCabe to an unrelated party. These costs have been reclassified as of December 31, 2025 as “Other assets – related party”.